Vessels Under Construction (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Payments	$ 40,086,598	$ 44,931,101	$ 85,526,666
Vessels Under Construction
Property, Plant and Equipment [Line Items]
Beginning balance	20,110,888	30,183,159
Other payments including initial stores, capitalized interest and site costs	1,962,598	1,080,801
Transfer to vessels in operation		(55,003,372)
Ending balance	60,197,486	20,110,888
Vessels Under Construction | Shipyard
Property, Plant and Equipment [Line Items]
Payments	$ 38,124,000	$ 43,850,300